Document and Entity Information	Feb. 20, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002000178
Document Type	8-K
Document Period End Date	Feb. 20, 2025
Entity Registrant Name	Loar Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-42030
Entity Tax Identification Number	82-2665180
Entity Address, Address Line One	20 New King Street
Entity Address, City or Town	White Plains
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10604
City Area Code	(914)
Local Phone Number	909-1311
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	LOAR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false